Significant Components of Deferred Income Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2013	May 31, 2012
Deferred income tax assets related to:
Inventories	$ 6,795	$ 5,810
Allowance for losses	7,584	8,935
Accrued compensation and benefits	113,394	113,934
Accrued other expenses	16,322	6,525
Other long-term liabilities	29,954	25,280
Net operating loss and credit carryforwards	70,208	76,740
Net unrealized loss on securities	21,727	1,478
Total Deferred Income Tax Assets	265,984	238,702
Less: valuation allowances	(89,909)	(75,167)
Net Deferred Income Tax Assets	176,075	163,535
Deferred income tax (liabilities) related to:
Depreciation	(48,491)	(47,872)
Pension and other postretirement benefits	(12,204)	(15,824)
Amortization of intangibles	(125,042)	(109,206)
Total Deferred Income Tax (Liabilities)	(185,737)	(172,902)
Deferred Income Tax Assets (Liabilities), Net	$ (9,662)	$ (9,367)